Other income, net (Tables)	12 Months Ended
Mar. 31, 2020
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Summary of Other Income, Net
Other income, net consists of the following:

	Year ended March 31,
	2020	2019	2018
Interest income	$3,840	$2,556	$3,693
Dividend income	—	32	3,570
Net gain arising on financial assets designated as FVTPL	7,547	7,947	3
Others, net	2,988	4,059	3,964

Total	$14,375	$14,594	$11,230